Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000264671
Shareholder Report [Line Items]
Fund Name	Multi-Sector Income ETF
Trading Symbol	TMSF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Sector Income ETF (the "fund") for the period of November 19, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Sector Income ETF	$18	0.33%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Fixed income markets performed well over the past 12 months. Since the inception of the fund, on November 19, 2025, fixed income markets were mixed. Developed market sovereign yields rose in 2026 amid renewed inflation concerns, particularly following the outbreak of hostilities in Iran. However, credit sectors remained relatively resilient.

  For the since-inception period through May 31, 2026, sector allocation added value relative to the Bloomberg U.S. Aggregate Bond Index. Exposure to high yield corporate bonds benefited relative performance. While the sector initially struggled following the outbreak of hostilities in Iran, high yield corporate bonds rebounded notably from their 2026 year-to-date low in late March as demand increased and risk sentiment turned more positive.

  The fund’s underweight to agency mortgage-backed securities weighed on relative performance. The sector performed well, supported by periods of lower interest rate volatility and announcements that Fannie Mae and Freddie Mac would increase purchases of mortgage bonds to support housing affordability.

  The fund seeks to provide high income and some capital appreciation through a broadly diversified portfolio of bonds and other debt instruments in an effort to take advantage of certain sectors with greater income potential. During the period, we generally favored underweight duration positions in key developed markets where we believed fiscal support and increased debt issuance could put upward pressure on sovereign bond yields.

  The fund used derivatives during the period, including currency and interest rate derivatives, to help manage currency and duration positioning more efficiently.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF (Based on Net Asset Value)	(Regulatory/Strategy Benchmark)
11/19/25	$10,000	$10,000
2026	$10,339	$10,097

Average Annual Return [Table Text Block]
Table Summary
Fund	Since Inception 11/19/25
Multi-Sector Income ETF (Based on Net Asset Value)	3.39%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	0.97%

Performance Inception Date	Nov. 19, 2025
AssetsNet	$ 28,830,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 49,000
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$28,830 Number of Portfolio Holdings320 Investment Advisory Fees Paid (000s)$49 Portfolio Turnover Rate127.0%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	51.8%
Asset-Backed Securities	13.2
Foreign Government Obligations & Municipalities	9.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.3
Exchange-Traded Funds	4.3
Non-U.S. Government Mortgage-Backed Securities	4.2
Convertible Bonds	1.4
Bank Loans	1.2
Municipal Securities	0.6
Short-Term and Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price Floating Rate ETF	4.3%
U.S. Treasury Inflation-Indexed Notes	3.2
U.S. Treasury Inflation-Indexed Bonds	2.2
Colombia Government International Bonds	1.4
CVS Health	1.4
Carvana	1.3
Wells Fargo	1.1
Nigeria OMO Bills	1.1
VEON Holdings	1.0
Sasol Financing USA	1.0

Material Fund Change Name [Text Block]